Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2011
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Summary of shares repurchased

Period	Total Number of Shares purchased	Average Price Paid per Share (EUR)	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Value of Shares That May Yet be Purchased Under The Plans or Programs [1]

January 20 - 31, 2011	78,975	29.13	78,975	997,699,182
February 1 - 28, 2011	1,599,019	31.42	1,677,994	947,457,186
March 1 - 31, 2011	2,988,801	30.33	4,666,795	856,819,199
April 1 - 30, 2011	2,413,449	27.68	7,080,244	790,017,324
May 2 - 31, 2011	4,814,924	27.26	11,895,168	658,770,101
June 1 - 30, 2011	1,677,557	25.20	13,572,725	616,498,695
July 1 - 29, 2011	2,245,788	25.50	15,818,513	559,238,654
August 1 - 31, 2011	2,907,848	23.59	18,726,361	490,649,449
September 1 - 30, 2011	2,887,514	25.46	21,613,875	417,147,453
October 3 - 31, 2011	1,440,646	27.53	23,054,521	377,488,352
November 1 - 30, 2011	1,649,792	29.01	24,704,313	329,630,685
December 1 - 31, 2011	970,263	30.54	25,674,576	300,000,025

Total	25,674,576	27.26

1	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.